NJEDA BONDS (Details 2) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Current portion	$ (220,000)	$ (210,000)
Long term portion, net of current maturities	1,845,000	2,065,000
Njeda Bonds [Member]
Debt Instrument [Line Items]
Refinanced NJEDA Bonds	2,065,000	2,275,000
Current portion	(220,000)	(210,000)
Long term portion, net of current maturities	$ 1,845,000	$ 2,065,000